ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)

MUNICIPAL BONDS - 93.4%	Par	Value
Alabama - 2.1%
Alabama Economic Settlement Authority, 4.00%, 09/15/2033	$65,000	$64,863
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	50,000	50,764
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	36,502
Black Belt Energy Gas District
5.50%, 06/01/2049 (a)	20,000	21,146
4.00%, 10/01/2049 (a)	215,000	216,198
4.00%, 12/01/2049 (a)	310,000	309,225
4.00%, 06/01/2051 (a)	125,000	128,586
4.00%, 07/01/2052 (a)	20,000	20,149
4.00%, 10/01/2052 (a)	80,000	80,275
4.00%, 12/01/2052 (a)	510,000	523,868
5.50%, 11/01/2053 (a)	30,000	31,642
5.25%, 01/01/2054 (a)	40,000	42,953
5.50%, 10/01/2054 (a)	75,000	82,688
5.00%, 03/01/2055 (a)	100,000	108,276
5.25%, 05/01/2055 (a)	20,000	21,890
5.00%, 10/01/2055 (a)	160,000	172,605
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2030	85,000	92,807
5.00%, 10/01/2031	175,000	193,868
Energy Southeast A Cooperative District, 5.25%, 07/01/2054 (a)	55,000	59,683
Houston County Health Care Authority, 5.00%, 10/01/2030	135,000	135,124
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (a)	560,000	606,029
Southeast Energy Authority A Cooperative District
5.25%, 11/01/2032	380,000	421,062
4.00%, 12/01/2051 (a)	170,000	173,030
5.50%, 01/01/2053 (a)	230,000	246,622
5.00%, 05/01/2053 (a)	180,000	186,808
5.00%, 10/01/2055 (a)	140,000	152,272
Tuscaloosa City Board of Education, 5.00%, 08/01/2041	15,000	15,194
		4,194,129

Alaska - 0.0%(b)
State of Alaska, 5.00%, 08/01/2029	10,000	10,843

Arizona - 0.7%
Chandler Industrial Development Authority, 3.80%, 12/01/2035 (a)	135,000	135,273
City of Glendale AZ Excise Tax Revenue, 5.00%, 07/01/2026	15,000	15,171
City of Mesa AZ Utility System Revenue, 4.00%, 07/01/2034	75,000	77,754
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/15/2031	20,000	22,527
Industrial Development Authority of the County of Pima, 5.00%, 04/01/2031	270,000	292,062
Maricopa County Industrial Development Authority
5.00%, 01/01/2033	190,000	193,923
5.00%, 12/01/2034	75,000	85,238
Maricopa County Special Health Care District, 5.00%, 07/01/2030	65,000	71,485
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	20,729
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2030	45,000	47,192
5.00%, 01/01/2031	20,000	20,957
5.00%, 01/01/2032	195,000	221,917
Salt Verde Financial Corp., 5.00%, 12/01/2032	90,000	97,774
State of Arizona, 5.00%, 10/01/2028	30,000	31,987
		1,333,989

Arkansas - 0.1%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	225,000	223,727

California - 9.0%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2034 (c)	20,000	14,933
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	23,328
Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/2033	20,000	22,196
Anaheim Public Financing Authority
0.00%, 09/01/2027 (c)	20,000	18,985
0.00%, 09/01/2028 (c)	85,000	78,348
0.00%, 09/01/2031 (c)	210,000	176,836
0.00%, 09/01/2032 (c)	230,000	187,007
0.00%, 09/01/2033 (c)	20,000	15,656
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,570
4.00%, 04/01/2032	185,000	187,686
5.00%, 04/01/2034	20,000	23,995
5.00%, 04/01/2035	60,000	71,308
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	15,669
Beverly Hills Unified School District CA, 0.00%, 08/01/2033 (c)	130,000	105,707
California Community Choice Financing Authority
4.00%, 02/01/2052 (a)	135,000	137,194
4.00%, 10/01/2052 (a)	85,000	86,060
5.00%, 07/01/2053 (a)	40,000	41,918
5.00%, 12/01/2053 (a)	255,000	268,741
5.00%, 02/01/2054 (a)	235,000	250,510
5.25%, 11/01/2054 (a)	390,000	416,267
5.00%, 02/01/2055 (a)	115,000	125,258
5.00%, 10/01/2055 (a)	470,000	492,915
5.00%, 01/01/2056 (a)	1,050,000	1,159,231
California Health Facilities Financing Authority
5.00%, 12/01/2028	65,000	68,410
5.00%, 12/01/2031	110,000	121,288
5.00%, 08/15/2032	20,000	20,289
4.00%, 03/01/2033	230,000	229,461
5.00%, 11/15/2033	20,000	23,532
5.00%, 12/01/2034	20,000	22,476
California Housing Finance Agency, 3.75%, 03/25/2035	329,516	332,229
California Infrastructure & Economic Development Bank
5.00%, 10/01/2026	85,000	86,616
5.00%, 01/01/2028	15,000	15,693
5.00%, 06/01/2028	75,000	80,163
5.00%, 10/01/2028	265,000	276,235
5.00%, 11/01/2030	75,000	85,149
5.00%, 10/01/2031	20,000	23,160
5.00%, 04/01/2033	80,000	94,867
4.00%, 10/01/2045	35,000	35,400
3.00%, 10/01/2047 (a)	200,000	199,803
California State Public Works Board
5.00%, 10/01/2029	20,000	20,864
5.00%, 12/01/2029	105,000	115,201
5.00%, 02/01/2030	25,000	27,532
5.00%, 09/01/2033	135,000	158,027
5.00%, 09/01/2034	40,000	46,595
California State University
5.00%, 11/01/2027	20,000	20,682
3.00%, 11/01/2033	250,000	249,299
3.13%, 11/01/2051 (a)	150,000	149,686
California Statewide Communities Development Authority
4.13%, 03/01/2034	610,000	610,767
5.00%, 04/01/2036 (a)	40,000	43,477
5.00%, 04/01/2038 (a)	95,000	103,258
5.00%, 04/01/2045 (a)	45,000	48,912
5.00%, 04/01/2046 (a)	70,000	76,085
Central Valley Energy Authority, 5.00%, 12/01/2055 (a)	30,000	33,236
City & County of San Francisco CA
5.00%, 06/15/2027	20,000	20,828
5.00%, 06/15/2028	70,000	74,877
5.00%, 04/01/2029	20,000	21,727
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	27,913
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	96,622
Coast Community College District
0.00%, 08/01/2028 (c)	20,000	18,578
4.50%, 08/01/2039	100,000	103,439
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	36,561
East Side Union High School District, 5.00%, 08/01/2031	70,000	80,618
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028 (c)	45,000	42,635
Glendale Community College District, 5.25%, 08/01/2041	40,000	41,863
Golden State Tobacco Securitization Corp., 0.00%, 06/01/2028 (c)	100,000	93,695
Grossmont Union High School District, 0.00%, 08/01/2032 (c)	120,000	97,865
Kern High School District, 5.00%, 08/01/2033	20,000	23,833
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	70,000	75,029
Los Angeles Community College District, 5.00%, 08/01/2029	40,000	44,006
Los Angeles County Development Authority, 3.38%, 01/01/2046 (a)	25,000	24,938
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 06/01/2026	180,000	182,096
5.00%, 06/01/2032	155,000	177,896
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	202,449
5.00%, 07/01/2027	30,000	31,099
5.00%, 07/01/2029	45,000	48,358
5.00%, 07/01/2031	1,250,000	1,390,524
5.00%, 07/01/2032	220,000	235,385
5.00%, 07/01/2033	30,000	34,158
5.00%, 07/01/2035	60,000	67,642
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2028	65,000	68,501
5.00%, 07/01/2029	25,000	26,865
Los Angeles Unified School District
5.00%, 07/01/2026	30,000	30,401
5.00%, 07/01/2028	20,000	21,429
5.00%, 07/01/2029	15,000	15,817
5.00%, 07/01/2030	25,000	28,149
3.00%, 07/01/2031	235,000	234,584
5.00%, 07/01/2034	20,000	23,959
5.00%, 10/01/2034	20,000	23,715
Marin Community College District
4.00%, 08/01/2041	35,000	35,648
5.00%, 08/01/2041	20,000	20,312
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	46,970
5.00%, 07/01/2029	70,000	76,778
5.00%, 07/01/2031	95,000	108,634
M-S-R Energy Authority, 7.00%, 11/01/2034	640,000	781,189
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	108,608
5.00%, 11/01/2028	190,000	193,817
5.00%, 11/01/2031	160,000	162,907
4.00%, 11/01/2033	35,000	35,167
New Haven Unified School District
0.00%, 08/01/2033 (c)	175,000	140,268
0.00%, 08/01/2034 (c)	85,000	65,802
Northern California Power Agency, 5.00%, 07/01/2030	170,000	190,783
Northern California Sanitation Agencies Financing Authority
5.00%, 12/01/2029	85,000	94,148
3.00%, 12/01/2034	35,000	35,160
Poway Unified School District, 0.00%, 08/01/2032 (c)	25,000	20,598
Rancho Santiago Community College District, 0.00%, 09/01/2030 (c)	50,000	43,564
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	45,000	51,501
Sacramento Municipal Utility District, 5.00%, 08/15/2026	20,000	20,352
San Diego Community College District
5.00%, 08/01/2026	20,000	20,327
5.00%, 08/01/2030	60,000	60,938
5.00%, 08/01/2031	20,000	20,312
San Diego County Regional Transportation Commission
5.00%, 04/01/2030	15,000	16,844
5.00%, 04/01/2034	20,000	23,683
San Diego County Water Authority
5.00%, 05/01/2028	20,000	21,203
5.00%, 05/01/2030	305,000	341,725
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	71,906
5.00%, 10/01/2031	20,000	23,196
5.00%, 10/01/2034	20,000	23,337
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/15/2032 (c)	20,000	16,286
4.00%, 01/15/2034	30,000	31,283
San Jose Redevelopment Agency Successor Agency, 5.00%, 08/01/2034	70,000	72,472
San Mateo County Community College District, 0.00%, 09/01/2033 (c)	25,000	20,085
Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	23,051
Santa Clara Valley Transportation Authority, 5.00%, 04/01/2034	35,000	41,263
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	163,511
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	15,549
5.00%, 07/01/2029	20,000	21,570
5.00%, 07/01/2031	40,000	44,824
5.00%, 11/01/2033	90,000	98,661
5.00%, 04/01/2055 (a)	270,000	288,321
State of California
5.00%, 09/01/2028	30,000	32,067
5.00%, 11/01/2028	155,000	166,344
3.00%, 09/01/2029	85,000	84,792
5.00%, 10/01/2029	20,000	21,893
3.25%, 09/01/2031	115,000	114,775
5.00%, 11/01/2031	130,000	135,974
5.00%, 03/01/2032	1,000,000	1,149,987
3.50%, 09/01/2032	150,000	149,738
3.00%, 09/01/2033	105,000	103,940
5.00%, 08/01/2034	20,000	23,728
3.13%, 04/01/2035	20,000	19,968
State of California Department of Water Resources
5.00%, 12/01/2028	185,000	200,333
5.00%, 12/01/2030	210,000	239,120
5.00%, 12/01/2031	305,000	346,778
5.00%, 12/01/2032	35,000	39,674
5.00%, 12/01/2033	30,000	31,557
5.00%, 12/01/2034	40,000	46,996
5.00%, 12/01/2035	20,000	21,835
University of California
5.00%, 05/15/2029	80,000	85,502
5.00%, 05/15/2031	20,000	22,856
4.00%, 05/15/2033	50,000	50,781
5.00%, 05/15/2034	20,000	24,003
Ventura County Community College District, 3.13%, 08/01/2031	35,000	34,918
Yosemite Community College District, 0.00%, 08/01/2031 (c)	40,000	34,597
		18,016,473

Colorado - 1.5%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	61,222
5.00%, 12/01/2032	70,000	71,384
City & County of Denver CO, 5.00%, 12/01/2032	35,000	39,881
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	36,501
5.00%, 11/15/2032	585,000	626,535
City of Aurora CO Water Revenue
5.00%, 08/01/2034	115,000	116,528
5.00%, 08/01/2035	70,000	70,930
5.00%, 08/01/2036	20,000	20,266
5.00%, 08/01/2041	220,000	222,924
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2030	20,000	22,379
5.00%, 12/01/2033	150,000	174,699
Colorado Health Facilities Authority
5.00%, 08/01/2026	205,000	207,044
5.00%, 01/01/2027	35,000	35,767
5.00%, 08/01/2028	75,000	78,483
5.00%, 05/15/2032	20,000	22,633
3.13%, 09/01/2042	105,000	105,102
5.00%, 11/15/2049 (a)	65,000	66,186
5.00%, 11/15/2057 (a)	20,000	22,533
Denver City & County School District No 1
4.00%, 12/01/2027	130,000	133,504
5.00%, 12/01/2034	20,000	23,611
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2026	40,000	40,929
5.00%, 12/15/2028	35,000	37,415
E-470 Public Highway Authority, 0.00%, 09/01/2032 (c)	20,000	16,324
Regional Transportation District, 4.00%, 07/15/2034	20,000	20,397
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	45,908
5.00%, 11/01/2027	85,000	88,811
5.00%, 11/01/2029	25,000	27,271
5.00%, 11/01/2031	40,000	45,328
5.00%, 11/01/2033	10,000	10,376
State of Colorado
5.00%, 12/15/2025	95,000	94,850
5.00%, 12/15/2026	280,000	286,384
5.00%, 12/15/2027	40,000	41,848
5.00%, 12/15/2031	20,000	22,638
5.00%, 03/15/2032	95,000	97,303
		3,033,894

Connecticut - 1.7%
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2029	160,000	173,361
2.80%, 07/01/2057 (a)	20,000	19,939
State of Connecticut
5.00%, 09/15/2026	420,000	427,038
5.00%, 08/15/2028	1,000,000	1,064,491
4.00%, 01/15/2033	20,000	20,816
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	20,636
5.00%, 07/01/2027	125,000	129,480
5.00%, 05/01/2031	65,000	71,497
5.00%, 07/01/2033	1,200,000	1,390,089
		3,317,347

Delaware - 0.4%
Delaware Transportation Authority, 5.00%, 07/01/2028	140,000	148,511
State of Delaware
5.00%, 01/01/2027	81,000	82,977
5.00%, 02/01/2027	105,000	107,778
5.00%, 01/01/2028	150,000	157,430
5.00%, 05/01/2028	70,000	74,042
5.00%, 01/01/2029	105,000	112,836
5.00%, 05/01/2029	55,000	59,549
5.00%, 02/01/2031	30,000	33,689
5.00%, 03/01/2031	35,000	39,366
5.00%, 05/01/2033	40,000	46,513
		862,691

District of Columbia - 1.8%
District of Columbia
5.00%, 01/01/2027	35,000	35,843
5.00%, 06/01/2027	45,000	46,544
5.00%, 08/01/2027	1,015,000	1,056,554
5.00%, 10/15/2028	250,000	266,360
5.00%, 12/01/2028	20,000	21,291
5.00%, 01/01/2029	45,000	48,137
5.00%, 10/15/2029	115,000	123,746
5.00%, 01/01/2030	55,000	60,053
5.00%, 12/01/2032	90,000	103,228
5.00%, 06/01/2033	10,000	10,311
5.00%, 10/15/2033	370,000	396,241
5.00%, 12/01/2033	45,000	52,199
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	106,901
5.00%, 03/01/2027	40,000	41,136
5.00%, 10/01/2028	195,000	207,694
5.00%, 03/01/2029	20,000	21,495
5.00%, 10/01/2029	30,000	32,598
5.00%, 12/01/2029	25,000	27,249
5.00%, 03/01/2030	80,000	87,656
5.00%, 10/01/2030	55,000	61,003
5.00%, 03/01/2031	60,000	65,068
5.00%, 10/01/2031	50,000	56,405
District of Columbia Water & Sewer Authority, 5.00%, 10/01/2034	100,000	117,153
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2032 (c)	30,000	24,041
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	20,000	20,719
5.00%, 07/15/2028	155,000	163,999
5.00%, 07/15/2031	50,000	56,149
5.00%, 07/15/2032	20,000	22,772
4.00%, 07/15/2034	145,000	152,243
		3,484,788

Florida - 6.0%
Brevard County School District, 5.00%, 07/01/2029	110,000	118,715
Capital Trust Authority, 5.00%, 12/01/2030	1,300,000	1,422,370
Central Florida Expressway Authority
5.00%, 07/01/2027	770,000	798,744
5.00%, 07/01/2030	20,000	22,032
5.00%, 07/01/2031	40,000	44,780
5.00%, 07/01/2032	70,000	78,276
4.00%, 07/01/2034	110,000	116,059
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	91,599
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2028	110,000	114,297
5.00%, 10/01/2029	15,000	15,593
5.00%, 10/01/2032	40,000	45,617
5.00%, 10/01/2033	40,000	46,133
Florida Department of Management Services
5.00%, 11/01/2027	45,000	46,949
5.00%, 11/01/2028	365,000	389,371
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	86,274
Hillsborough County School Board
5.00%, 07/01/2028	15,000	15,500
5.00%, 07/01/2029	355,000	380,737
JEA Electric System Revenue, 5.00%, 10/01/2027	725,000	756,044
JEA Water & Sewer System Revenue
5.00%, 10/01/2026	65,000	66,165
5.00%, 10/01/2028	220,000	228,995
5.00%, 10/01/2030	20,000	22,154
Lee County Industrial Development Authority, 5.00%, 04/01/2029	20,000	21,172
Miami Beach Redevelopment Agency, 5.00%, 02/01/2034	1,000,000	1,143,827
Orlando Utilities Commission
5.00%, 10/01/2026	30,000	30,521
5.00%, 10/01/2034	30,000	35,223
Polk County Housing Finance Authority, 4.15%, 12/01/2040 (a)	65,000	65,149
Sarasota County School Board
5.00%, 07/01/2026	15,000	15,166
5.00%, 07/01/2028	45,000	47,539
5.00%, 07/01/2033	45,000	51,533
School Board of Miami-Dade County
4.00%, 08/01/2029	50,000	49,922
5.00%, 02/01/2031	20,000	20,011
3.25%, 02/01/2033	465,000	463,852
School District of Broward County
5.00%, 07/01/2028	30,000	31,570
5.00%, 07/01/2033	20,000	21,790
School District of Broward County/FL, 5.00%, 07/01/2035	130,000	144,711
Seminole County School District Sales Tax Revenue, 5.00%, 10/01/2033	180,000	207,736
State of Florida
5.00%, 06/01/2026	70,000	70,686
5.00%, 06/01/2028	1,190,000	1,206,736
5.00%, 06/01/2029	20,000	21,660
5.00%, 06/01/2030	105,000	115,892
5.00%, 07/01/2030	105,000	116,384
5.00%, 06/01/2031	60,000	67,651
5.00%, 06/01/2033	865,000	1,006,166
State of Florida Department of Transportation Turnpike System Revenue
5.00%, 07/01/2028	20,000	21,175
5.00%, 07/01/2034	25,000	29,315
State of Florida Lottery Revenue, 5.00%, 07/01/2028	100,000	105,745
Tampa Bay Water, 6.00%, 10/01/2029	300,000	332,094
Volusia County Educational Facility Authority, 5.00%, 10/15/2030	1,500,000	1,655,485
		12,005,115

Georgia - 1.0%
Bartow County Development Authority, 3.95%, 12/01/2032 (a)	90,000	91,168
City of Atlanta GA Water & Wastewater Revenue, 5.00%, 11/01/2033	20,000	20,878
Columbus Medical Center Hospital Authority, 5.00%, 07/01/2054 (a)	105,000	107,439
Development Authority of Burke County, 3.80%, 10/01/2032 (a)	185,000	185,218
Development Authority of Monroe County, 3.88%, 10/01/2048 (a)	30,000	29,993
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	22,512
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	181,747
Griffin-Spalding County School System
5.00%, 09/01/2027	15,000	15,587
5.00%, 09/01/2028	160,000	170,015
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	65,169
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	56,850
4.00%, 03/01/2050 (a)	60,000	60,247
4.00%, 07/01/2052 (a)	20,000	20,181
Municipal Electric Authority of Georgia, 5.00%, 01/01/2034	30,000	33,167
State of Georgia
5.00%, 07/01/2028	455,000	467,660
5.00%, 07/01/2029	40,000	43,412
3.00%, 02/01/2030	80,000	79,808
5.00%, 07/01/2030	60,000	63,706
5.00%, 02/01/2031	40,000	41,040
5.00%, 07/01/2031	275,000	295,435
2.50%, 02/01/2033	25,000	24,226
		2,075,458

Hawaii - 1.0%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,012,492
City & County of Honolulu HI
5.00%, 03/01/2028	165,000	173,552
5.00%, 09/01/2028	30,000	31,911
5.00%, 11/01/2028	55,000	58,720
5.00%, 03/01/2029	55,000	59,076
5.00%, 09/01/2029	20,000	21,248
5.00%, 03/01/2031	115,000	126,649
State of Hawaii
5.00%, 01/01/2031	150,000	157,088
4.00%, 05/01/2031	20,000	20,257
4.00%, 10/01/2031	55,000	55,273
3.00%, 04/01/2032	105,000	104,475
3.25%, 01/01/2035	85,000	84,777
3.00%, 04/01/2035	90,000	88,217
		1,993,735

Idaho - 0.0%(b)
Idaho State Building Authority, 5.00%, 06/01/2026	80,000	80,776

Illinois - 9.6%
Chicago Board of Education
5.50%, 12/01/2026	10,000	10,093
0.00%, 12/01/2028 (c)	225,000	200,506
0.00%, 12/01/2029 (c)	170,000	145,656
0.00%, 12/01/2030 (c)	290,000	238,932
Chicago Midway International Airport
5.00%, 01/01/2027	15,000	15,366
5.00%, 01/01/2028	20,000	20,908
5.00%, 01/01/2033	70,000	80,028
5.00%, 01/01/2034	15,000	16,996
Chicago O'Hare International Airport, 5.00%, 01/01/2034	50,000	53,849
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2027	20,000	20,451
5.00%, 06/01/2029	70,000	74,335
Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/01/2029	940,000	1,018,947
City of Chicago IL
5.00%, 01/01/2029	270,000	277,775
5.00%, 01/01/2032	140,000	146,402
5.00%, 01/01/2033	115,000	121,733
4.00%, 01/01/2035	235,000	226,992
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	180,000	194,650
5.00%, 01/01/2031	560,000	618,446
5.00%, 01/01/2032	175,000	195,700
5.00%, 01/01/2033	140,000	156,336
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	20,000	20,340
5.00%, 11/01/2031	510,000	570,455
5.00%, 11/01/2032	280,000	312,621
City of Springfield IL Electric Revenue, 5.00%, 03/01/2035	20,000	22,690
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,626
Illinois Finance Authority
5.00%, 01/01/2027	30,000	30,697
5.00%, 07/01/2027	110,000	112,568
5.00%, 02/15/2029	30,000	30,650
5.00%, 04/01/2030	1,000,000	1,095,639
5.00%, 07/01/2031	110,000	112,492
5.00%, 04/01/2032	50,000	56,335
5.00%, 04/01/2033	1,170,000	1,334,708
3.75%, 02/15/2034	65,000	65,841
4.00%, 01/01/2040	25,000	25,356
5.00%, 08/15/2064 (a)	45,000	49,917
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	20,000	21,190
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	86,965
5.00%, 01/01/2029	30,000	32,064
5.00%, 01/01/2030	265,000	289,132
4.00%, 12/01/2031	40,000	39,930
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	132,851
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2030 (c)	70,000	60,017
0.00%, 12/15/2030 (c)	70,000	59,056
0.00%, 06/15/2031 (c)	140,000	115,934
0.00%, 12/15/2031 (c)	20,000	16,259
0.00%, 06/15/2032 (c)	80,000	63,764
0.00%, 12/15/2032 (c)	35,000	27,358
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2030	110,000	112,022
5.25%, 12/01/2033	100,000	117,309
Regional Transportation Authority
5.00%, 07/01/2026	20,000	20,200
5.75%, 06/01/2029	90,000	97,268
Sales Tax Securitization Corp.
5.00%, 01/01/2027	115,000	117,101
5.00%, 01/01/2028	125,000	129,796
5.00%, 01/01/2029	15,000	15,863
5.00%, 01/01/2030	345,000	371,147
5.00%, 01/01/2032	285,000	314,026
5.00%, 01/01/2033	175,000	193,974
5.00%, 01/01/2034	130,000	143,849
5.00%, 01/01/2035	70,000	76,483
State of Illinois
5.00%, 12/01/2025	15,000	14,963
5.50%, 05/01/2026	490,000	493,905
5.00%, 10/01/2026	1,045,000	1,062,898
5.00%, 03/01/2027	20,000	20,461
5.00%, 05/01/2027	770,000	790,218
5.00%, 10/01/2027	185,000	191,382
5.00%, 11/01/2027	75,000	77,697
5.00%, 12/01/2027	20,000	20,756
5.00%, 02/01/2028	20,000	20,833
4.00%, 03/01/2028	20,000	20,399
5.00%, 03/01/2028	20,000	20,865
5.00%, 07/01/2028	105,000	110,220
5.00%, 10/01/2028	70,000	73,716
5.00%, 11/01/2028	385,000	398,481
5.00%, 02/01/2029	15,000	15,298
5.00%, 03/01/2029	40,000	42,492
5.00%, 10/01/2029	15,000	16,068
5.25%, 10/01/2029	75,000	81,155
5.00%, 12/01/2029	40,000	42,983
4.00%, 02/01/2030	40,000	40,302
5.00%, 03/01/2030	75,000	81,013
5.00%, 05/01/2030	115,000	124,616
5.50%, 05/01/2030	130,000	139,026
5.00%, 07/01/2030	55,000	59,762
5.00%, 10/01/2030	20,000	21,791
5.00%, 02/01/2031	20,000	21,936
5.00%, 03/01/2031	415,000	455,518
5.00%, 05/01/2031	45,000	49,505
5.00%, 12/01/2031	40,000	44,324
5.00%, 03/01/2032	340,000	377,823
5.00%, 05/01/2032	170,000	189,233
5.00%, 07/01/2032	15,000	16,724
5.00%, 12/01/2032	65,000	70,570
5.00%, 03/01/2033	220,000	241,361
5.00%, 05/01/2033	155,000	171,646
5.00%, 07/01/2033	120,000	133,067
5.00%, 10/01/2033	125,000	138,874
5.00%, 12/01/2033	20,000	22,536
5.00%, 03/01/2034	280,000	305,219
5.00%, 05/01/2034	160,000	178,647
5.00%, 07/01/2034	65,000	71,625
5.00%, 12/01/2034	30,000	33,542
5.00%, 03/01/2035	45,000	49,159
5.00%, 05/01/2035	35,000	39,236
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2032	1,285,000	1,440,034
University of Illinois, 5.50%, 04/01/2034	120,000	133,482
Winnebago & Boone Counties School District No 205 Rockford, 4.00%, 02/01/2035	545,000	545,232
		19,059,187

Indiana - 0.6%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	136,843
Indiana Finance Authority
5.00%, 10/01/2026	40,000	40,691
5.00%, 02/01/2027	165,000	169,366
5.00%, 06/01/2027	355,000	362,239
5.00%, 06/01/2028	125,000	127,174
5.00%, 06/01/2029	70,000	75,541
5.00%, 10/01/2029	20,000	21,717
5.00%, 02/01/2030	90,000	94,348
0.70%, 12/01/2046 (a)	30,000	29,864
2.10%, 11/01/2049 (a)	20,000	19,534
Indianapolis Local Public Improvement Bond Bank, 5.00%, 06/01/2026	30,000	30,268
		1,107,585

Iowa - 0.6%
Iowa Finance Authority
5.00%, 08/01/2026	45,000	45,604
5.00%, 08/01/2027	280,000	290,455
5.00%, 08/01/2029	15,000	15,570
5.00%, 08/01/2031	30,000	33,968
5.00%, 08/01/2032	400,000	450,516
5.00%, 08/01/2034	25,000	28,883
5.00%, 12/01/2050 (a)	330,000	378,730
		1,243,726

Kansas - 0.1%
State of Kansas Department of Transportation
5.00%, 09/01/2031	15,000	16,915
5.00%, 09/01/2032	20,000	22,877
5.00%, 09/01/2034	20,000	23,410
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	30,257
		93,459

Kentucky - 1.9%
Kentucky Public Energy Authority
4.00%, 08/01/2052 (a)	15,000	15,224
5.25%, 04/01/2054 (a)	100,000	108,264
5.00%, 05/01/2055 (a)	120,000	127,138
5.25%, 06/01/2055 (a)	260,000	276,425
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,010,000	1,032,131
5.00%, 11/01/2027	60,000	61,587
5.00%, 11/01/2030	20,000	22,095
5.00%, 10/01/2032	205,000	233,103
5.00%, 04/01/2034	1,250,000	1,448,000
5.00%, 10/01/2034	65,000	75,486
Kentucky Turnpike Authority, 5.00%, 07/01/2028	45,000	47,573
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	100,000	86,821
1.75%, 02/01/2035 (a)	130,000	128,228
5.00%, 10/01/2047 (a)	110,000	117,124
		3,779,199

Louisiana - 2.2%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	215,370
Louisiana Public Facilities Authority, 5.00%, 05/15/2030	600,000	649,438
Parish of St John the Baptist LA, 2.38%, 06/01/2037 (a)	320,000	317,595
State of Louisiana
5.00%, 05/01/2028	870,000	917,922
5.00%, 09/01/2028	20,000	21,230
5.00%, 02/01/2029	35,000	37,538
5.00%, 09/01/2029	40,000	43,285
5.00%, 09/01/2030	75,000	83,042
5.00%, 09/01/2033	35,000	40,279
5.00%, 02/01/2034	25,000	29,154
State of Louisiana Gasoline & Fuels Tax Revenue
5.00%, 05/01/2029	30,000	32,236
5.00%, 05/01/2031	750,000	841,817
5.00%, 05/01/2034	1,000,000	1,173,299
		4,402,205

Maine - 0.7%
Finance Authority of Maine, 5.00%, 07/01/2027	20,000	20,676
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,275,000	1,362,798
		1,383,474

Maryland - 3.3%
County of Prince George's MD
5.00%, 09/15/2029	105,000	114,346
5.00%, 07/01/2031	80,000	90,357
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2033	750,000	851,176
Maryland Stadium Authority
5.00%, 06/01/2027	265,000	273,772
5.00%, 06/01/2029	750,000	809,044
5.00%, 03/01/2031	150,000	167,378
5.00%, 03/01/2033	155,000	177,648
State of Maryland
5.00%, 08/01/2027	65,000	67,514
5.00%, 03/15/2028	45,000	47,394
5.00%, 08/01/2029	210,000	228,016
5.00%, 03/15/2030	20,000	22,000
5.00%, 03/15/2031	115,000	129,135
5.00%, 08/01/2031	245,000	276,990
5.00%, 06/01/2032	1,140,000	1,309,454
2.00%, 08/01/2032	60,000	54,914
2.13%, 08/01/2033	25,000	22,673
5.00%, 06/01/2034	225,000	255,303
2.25%, 08/01/2034	70,000	63,098
State of Maryland Department of Transportation
5.00%, 10/01/2027	20,000	20,848
4.00%, 10/01/2030	735,000	771,338
3.00%, 09/01/2031	20,000	19,992
2.13%, 10/01/2031	255,000	239,106
2.50%, 10/01/2033	415,000	391,904
3.00%, 10/01/2033	65,000	64,354
3.50%, 10/01/2033	70,000	69,990
		6,537,744

Massachusetts - 1.4%
Commonwealth of Massachusetts
5.00%, 11/01/2031	40,000	45,470
5.00%, 01/01/2033	100,000	104,680
2.00%, 03/01/2034	215,000	190,234
3.00%, 11/01/2034	75,000	74,144
3.00%, 03/01/2035	1,000,000	988,233
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	26,083
5.00%, 02/15/2033	95,000	109,831
5.00%, 07/01/2034	175,000	197,827
5.00%, 07/01/2035	20,000	23,540
5.00%, 07/01/2050 (a)	70,000	75,441
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	265,000	264,373
3.05%, 12/01/2027	590,000	591,168
		2,691,024

Michigan - 2.6%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	600,000	675,599
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2031	1,750,000	1,970,813
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2029	20,000	21,599
Michigan Finance Authority
5.00%, 04/15/2033	30,000	33,543
3.00%, 11/15/2033	720,000	706,702
Michigan State Building Authority
5.00%, 10/15/2030	215,000	218,902
5.00%, 04/15/2033	500,000	578,529
Michigan State Housing Development Authority
3.10%, 12/01/2031	375,000	372,960
4.50%, 12/01/2042 (a)	25,000	25,038
Michigan State University, 5.00%, 08/15/2029	40,000	43,305
State of Michigan
5.00%, 03/15/2026	190,000	190,779
5.00%, 05/01/2027	15,000	15,488
State of Michigan Trunk Line Revenue
5.00%, 11/15/2030	20,000	22,358
5.00%, 11/15/2031	140,000	159,417
5.00%, 11/15/2032	100,000	113,085
Utica Community Schools, 5.00%, 05/01/2026	55,000	55,412
		5,203,529

Minnesota - 1.3%
City of Rochester MN, 5.00%, 11/15/2034	90,000	105,183
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	20,504
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2033	20,000	23,179
Osseo Independent School District No 279, 5.00%, 02/01/2034	95,000	106,706
South Washington County Independent School District No 833, 5.00%, 02/01/2028	150,000	157,477
State of Minnesota
5.00%, 08/01/2026	65,000	65,911
5.00%, 08/01/2028	1,045,000	1,113,353
5.00%, 09/01/2028	95,000	101,181
5.00%, 08/01/2029	420,000	456,493
5.00%, 09/01/2029	115,000	125,217
5.00%, 09/01/2030	20,000	22,258
5.00%, 08/01/2031	20,000	22,657
5.00%, 11/01/2031	105,000	119,110
5.00%, 08/01/2033	100,000	116,635
		2,555,864

Mississippi - 0.2%
State of Mississippi
5.00%, 10/01/2028	10,000	10,412
5.00%, 11/01/2032	100,000	102,109
5.00%, 11/01/2034	50,000	51,055
5.00%, 11/01/2035	20,000	20,422
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	157,181
		341,179

Missouri - 0.7%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2028	220,000	230,266
5.00%, 06/01/2031	20,000	21,994
4.00%, 05/01/2051 (a)	70,000	70,174
Missouri Highway & Transportation Commission, 5.00%, 05/01/2029	1,000,000	1,079,686
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033	20,000	18,642
		1,420,762

Montana - 0.1%
City of Forsyth MT, 3.90%, 03/01/2031 (a)	85,000	84,817

Nebraska - 0.0%(b)
Omaha Public Power District, 5.00%, 02/01/2027	20,000	20,520

Nevada - 0.8%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	107,205
County of Clark NV
5.00%, 07/01/2030	80,000	88,308
2.10%, 06/01/2031	125,000	113,544
Las Vegas Valley Water District
5.00%, 06/01/2027	105,000	108,601
5.00%, 06/01/2028	15,000	15,867
5.00%, 06/01/2029	20,000	21,646
5.00%, 06/01/2032	35,000	39,922
5.00%, 06/01/2033	20,000	23,104
5.00%, 06/01/2034	25,000	29,143
State of Nevada, 5.00%, 05/01/2032	25,000	28,513
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2029	780,000	780,623
5.00%, 12/01/2030	50,000	51,577
4.00%, 12/01/2033	80,000	80,832
Truckee Meadows Water Authority, 5.00%, 07/01/2033	20,000	23,155
		1,512,040

New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, 5.00%, 02/15/2034	85,000	98,894

New Jersey - 3.6%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	25,680
5.50%, 06/15/2029	55,000	56,527
5.00%, 11/01/2029	90,000	97,505
5.50%, 06/15/2030	65,000	66,805
5.50%, 06/15/2031	140,000	143,887
3.13%, 07/01/2031	335,000	328,475
4.00%, 07/01/2034	90,000	89,918
5.00%, 06/15/2036	175,000	178,970
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/2035	335,000	334,305
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (c)	195,000	188,760
0.00%, 12/15/2027 (c)	40,000	37,560
5.00%, 06/15/2028	160,000	168,830
0.00%, 12/15/2028 (c)	200,000	182,111
5.00%, 12/15/2028	20,000	21,319
0.00%, 12/15/2029 (c)	290,000	255,819
5.00%, 06/15/2030	650,000	714,438
0.00%, 12/15/2030 (c)	25,000	21,397
4.10%, 06/15/2031	60,000	60,167
0.00%, 12/15/2031 (c)	20,000	16,571
5.00%, 12/15/2031	100,000	108,315
5.00%, 06/15/2032	1,435,000	1,620,253
5.25%, 06/15/2032	95,000	108,676
0.00%, 12/15/2032 (c)	920,000	740,150
5.00%, 12/15/2032	20,000	21,601
0.00%, 12/15/2033 (c)	165,000	126,480
5.00%, 12/15/2033	230,000	243,035
5.00%, 06/15/2034	40,000	44,414
0.00%, 12/15/2034 (c)	80,000	59,443
5.00%, 06/15/2035	65,000	74,801
New Jersey Turnpike Authority
5.00%, 01/01/2027	145,000	148,398
5.00%, 01/01/2031	555,000	578,565
5.00%, 01/01/2033	90,000	93,933
Tobacco Settlement Financing Corp.
5.00%, 06/01/2026	30,000	30,227
5.00%, 06/01/2030	220,000	230,108
		7,217,443

New Mexico - 0.4%
City of Farmington NM, 3.90%, 06/01/2040 (a)	20,000	20,177
New Mexico Finance Authority, 5.00%, 06/15/2028	30,000	31,769
State of New Mexico
5.00%, 03/01/2027	15,000	15,411
5.00%, 03/01/2028	15,000	15,761
5.50%, 03/01/2028	100,000	106,154
5.00%, 03/01/2029	240,000	258,099
5.00%, 03/01/2030	20,000	21,931
5.00%, 03/01/2031	20,000	22,380
5.00%, 03/01/2032	20,000	22,756
5.00%, 03/01/2033	155,000	168,838
State of New Mexico Severance Tax Permanent Fund
5.00%, 07/01/2028	50,000	52,885
5.00%, 07/01/2029	45,000	48,613
5.00%, 07/01/2030	50,000	55,147
		839,921

New York - 7.5%
City of New York NY
5.00%, 08/01/2027	25,000	25,938
5.00%, 08/01/2029	265,000	267,805
5.00%, 10/01/2031	40,000	44,757
4.00%, 08/01/2032	120,000	120,213
5.00%, 08/01/2032	1,250,000	1,417,056
5.00%, 12/01/2032	90,000	91,530
3.00%, 08/01/2034	270,000	267,276
5.00%, 08/01/2034	20,000	22,781
3.00%, 10/01/2034	120,000	117,864
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,322
Empire State Development Corp.
5.00%, 03/15/2029	155,000	167,388
5.00%, 03/15/2030	60,000	65,975
5.00%, 03/15/2033	90,000	97,988
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	20,614
5.00%, 02/15/2031	20,000	22,559
5.00%, 02/15/2032	95,000	97,432
5.00%, 02/15/2033	60,000	61,485
Long Island Power Authority
5.00%, 09/01/2030	20,000	22,249
5.00%, 09/01/2033	35,000	40,863
3.00%, 09/01/2049	35,000	35,517
1.50%, 09/01/2051 (a)	25,000	24,613
Metropolitan Transportation Authority
5.00%, 11/15/2028	35,000	36,297
5.00%, 11/15/2029	2,000,000	2,169,274
0.00%, 11/15/2032 (c)	40,000	31,758
3.00%, 11/15/2032	100,000	94,235
4.00%, 11/15/2032	85,000	85,064
Metropolitan Transportation Authority Dedicated Tax Fund
3.00%, 11/15/2028	120,000	119,699
0.00%, 11/15/2032 (c)	70,000	56,304
3.13%, 11/15/2033	35,000	34,398
Nassau County Local Economic Assistance Corp., 5.00%, 01/01/2032	150,000	171,615
New York City Housing Development Corp.
3.40%, 11/01/2062 (a)	50,000	49,876
3.70%, 05/01/2063 (a)	15,000	14,966
3.73%, 05/01/2063 (a)	20,000	20,007
3.63%, 11/01/2063 (a)	20,000	20,091
3.80%, 11/01/2063 (a)	35,000	35,268
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	35,000	37,961
New York City Transitional Finance Authority
5.00%, 05/01/2028	20,000	21,111
5.00%, 11/01/2030	20,000	22,212
5.00%, 05/01/2032	20,000	22,659
5.00%, 11/01/2034	10,000	11,648
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	230,000	238,012
5.00%, 07/15/2029	20,000	21,688
5.00%, 07/15/2030	30,000	33,239
5.00%, 07/15/2031	45,000	48,237
5.00%, 07/15/2033	1,020,000	1,186,212
4.00%, 07/15/2035	20,000	20,707
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	266,286
5.00%, 11/01/2028	155,000	165,439
5.00%, 11/01/2029	60,000	61,703
3.00%, 08/01/2030	35,000	34,919
5.00%, 11/01/2030	35,000	38,871
3.00%, 02/01/2033	300,000	296,578
3.00%, 02/01/2035	495,000	466,214
New York Liberty Development Corp., 2.10%, 11/15/2032	30,000	26,811
New York State Dormitory Authority
5.00%, 03/15/2026	255,000	256,157
5.00%, 03/15/2027	105,000	107,892
5.00%, 02/15/2028	130,000	133,642
5.00%, 02/15/2031	40,000	43,800
5.00%, 02/15/2032	310,000	321,222
5.00%, 03/15/2032	165,000	181,843
5.00%, 03/15/2033	1,750,000	2,022,861
2.00%, 07/01/2033	365,000	324,653
4.00%, 03/15/2034	20,000	20,629
5.00%, 07/01/2034	20,000	22,898
5.00%, 10/01/2034	40,000	44,618
5.00%, 05/01/2035	35,000	39,448
5.00%, 07/01/2035	65,000	64,843
New York State Housing Finance Agency
2.50%, 11/01/2060 (a)	85,000	83,838
3.10%, 05/01/2062 (a)	220,000	218,978
3.45%, 05/01/2062 (a)	35,000	34,916
3.60%, 11/01/2062 (a)	455,000	453,945
3.65%, 11/01/2062 (a)	65,000	64,853
3.75%, 11/01/2062 (a)	20,000	20,048
3.80%, 11/01/2062 (a)	125,000	124,723
3.45%, 11/01/2063 (a)	90,000	89,997
3.60%, 11/01/2063 (a)	20,000	20,044
3.88%, 11/01/2063 (a)	45,000	44,913
New York State Thruway Authority
5.00%, 01/01/2032	70,000	80,087
5.00%, 01/01/2033	25,000	29,000
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	37,996
Port Authority of New York & New Jersey
5.00%, 10/15/2027 (d)	55,000	56,803
4.00%, 12/01/2027	15,000	15,395
Suffolk County Water Authority
3.00%, 06/01/2028	130,000	129,698
3.00%, 06/01/2032	305,000	304,333
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2030 (c)	135,000	116,009
5.00%, 11/15/2031	20,000	22,750
0.00%, 11/15/2032 (c)	25,000	20,150
5.00%, 11/15/2034	20,000	22,946
5.00%, 05/15/2050 (a)	175,000	176,304
Trust for Cultural Resources of The City of New York
5.00%, 07/01/2031	50,000	56,224
4.00%, 12/01/2033	30,000	30,980
4.00%, 12/01/2034	20,000	20,588
Utility Debt Securitization Authority
5.00%, 06/15/2031	20,000	21,717
3.00%, 12/15/2032	40,000	39,904
		14,933,229

North Carolina - 1.0%
Charlotte-Mecklenburg Hospital Authority
1.95%, 01/15/2048 (a)	20,000	18,703
3.25%, 01/15/2050 (a)	25,000	25,035
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	31,094
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	93,633
County of Guilford NC, 5.00%, 03/01/2035	640,000	761,641
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	22,277
County of Wake NC, 5.00%, 05/01/2030	95,000	105,001
Nash Health Care Systems, 5.00%, 02/01/2032	20,000	22,103
State of North Carolina
5.00%, 03/01/2026	50,000	50,179
5.00%, 05/01/2027	230,000	237,123
5.00%, 05/01/2029	110,000	118,648
3.00%, 05/01/2031	20,000	19,896
5.00%, 05/01/2031	125,000	140,422
5.00%, 03/01/2032	105,000	119,208
3.00%, 05/01/2033	25,000	24,717
3.00%, 05/01/2034	115,000	113,485
		1,903,165

Ohio - 2.4%
American Municipal Power, Inc., 4.00%, 02/15/2034	20,000	20,597
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	251,129
5.00%, 06/01/2030	20,000	21,679
5.00%, 06/01/2032	25,000	26,816
5.00%, 06/01/2033	115,000	122,608
5.00%, 06/01/2034	125,000	132,093
City of Columbus OH
5.00%, 04/01/2027	30,000	30,930
5.00%, 08/15/2027	40,000	41,612
5.00%, 08/15/2028	75,000	79,779
City of Columbus OH Sewerage Revenue, 5.00%, 06/01/2032	20,000	20,136
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	61,175
County of Hamilton OH Sales Tax Revenue
4.00%, 12/01/2031	85,000	85,672
4.00%, 12/01/2032	155,000	156,107
Northeast Ohio Regional Sewer District, 5.00%, 11/15/2032	20,000	23,008
Ohio State University, 5.00%, 12/01/2029	45,000	49,120
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	112,394
5.00%, 06/01/2027	80,000	82,708
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	46,523
5.00%, 12/01/2027	195,000	202,289
5.00%, 12/01/2029	20,000	21,863
5.00%, 12/01/2030	70,000	72,375
5.00%, 12/01/2032	20,000	23,078
5.00%, 06/01/2033	105,000	115,437
5.00%, 12/01/2033	30,000	35,034
3.00%, 12/01/2034	95,000	94,533
Rickenbacker Port Authority, 5.38%, 01/01/2032	85,000	94,215
State of Ohio
5.00%, 12/15/2025	165,000	164,740
5.00%, 12/15/2026	100,000	102,280
5.00%, 01/01/2027	150,000	153,273
5.00%, 02/01/2027	35,000	35,885
5.00%, 05/01/2027	95,000	98,049
4.00%, 09/01/2027	20,000	20,464
5.00%, 09/15/2027	60,000	62,468
5.00%, 12/15/2027	20,000	20,920
5.00%, 05/01/2028	10,000	10,570
5.00%, 12/15/2028	40,000	42,760
5.00%, 09/01/2030	120,000	133,378
5.00%, 10/01/2031	1,240,000	1,405,230
5.00%, 09/01/2032	20,000	23,010
3.25%, 01/01/2035	500,000	493,348
5.00%, 05/01/2039	40,000	41,216
5.00%, 08/15/2054 (a)	25,000	27,700
		4,858,201

Oklahoma - 0.8%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	183,708
Cleveland County Independent School District No 2 Moore, 4.00%, 03/01/2027	135,000	136,787
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,427
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2027	30,000	31,066
5.00%, 07/01/2029	1,010,000	1,093,834
Oklahoma County Independent School District No 89 Oklahoma City, 3.00%, 07/01/2027	20,000	20,024
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	25,665
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	62,129
		1,583,640

Oregon - 0.2%
City of Portland OR Sewer System Revenue
5.00%, 12/01/2030	45,000	50,175
5.00%, 12/01/2032	20,000	22,981
Oregon State Business Development Commission, 3.80%, 12/01/2040 (a)	55,000	55,271
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	20,685
State of Oregon
5.00%, 05/01/2027	60,000	61,892
5.00%, 05/01/2028	80,000	84,561
5.00%, 05/01/2029	35,000	37,835
5.00%, 05/01/2034	20,000	23,015
State of Oregon Department of Transportation
5.00%, 05/15/2028	15,000	15,851
5.00%, 05/15/2034	50,000	58,462
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	15,235
		445,963

Pennsylvania - 6.4%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	362,792
5.00%, 07/15/2031	200,000	212,763
5.00%, 07/15/2033	10,000	10,593
5.00%, 07/15/2034	20,000	21,130
City of Philadelphia PA, 5.00%, 08/01/2033	1,000,000	1,152,728
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	20,738
Commonwealth Financing Authority, 5.00%, 06/01/2032	1,000,000	1,049,367
Commonwealth of Pennsylvania
5.00%, 05/01/2027	20,000	20,636
5.00%, 01/01/2028	470,000	480,555
5.00%, 09/01/2028	15,000	15,931
5.00%, 10/01/2030	20,000	22,212
5.00%, 08/15/2032	80,000	91,294
5.00%, 09/01/2032	1,350,000	1,545,366
3.00%, 09/15/2033	300,000	290,945
4.00%, 03/01/2034	575,000	588,366
5.00%, 08/15/2034	750,000	877,746
3.00%, 02/01/2035	315,000	309,402
3.00%, 05/15/2035	215,000	209,637
Delaware Valley Regional Finance Authority
5.50%, 08/01/2028	30,000	31,852
4.00%, 03/01/2035	70,000	74,248
Erie City Water Authority, 5.00%, 12/01/2043	25,000	25,507
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2032	650,000	732,902
5.00%, 06/01/2034	50,000	57,308
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	95,000	100,444
Northampton County General Purpose Authority, 5.00%, 08/15/2034	45,000	50,366
Pennsylvania Economic Development Financing Authority, 5.00%, 03/15/2060 (a)	30,000	33,344
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	300,000	290,806
3.20%, 10/01/2031	50,000	49,794
3.20%, 10/01/2032	30,000	29,938
3.45%, 10/01/2032	40,000	39,901
Pennsylvania Turnpike Commission
4.00%, 06/01/2033	355,000	355,758
5.00%, 12/01/2034	1,000,000	1,176,502
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	46,542
Pittsburgh Water & Sewer Authority, 4.00%, 09/01/2034	560,000	580,142
School District of Philadelphia
5.00%, 09/01/2026	60,000	60,885
5.00%, 06/01/2027	55,000	56,763
5.00%, 06/01/2034	240,000	272,960
State Public School Building Authority, 5.00%, 06/01/2031	55,000	55,886
Temple University-of The Commonwealth System of Higher Education, 5.00%, 04/01/2030	1,250,000	1,373,851
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	26,787
		12,804,687

Rhode Island - 0.0%(b)
Rhode Island Health and Educational Building Corp.
5.00%, 09/01/2029	20,000	20,712
5.00%, 05/15/2034	40,000	44,439
		65,151

South Carolina - 1.2%
County of Florence SC, 5.00%, 06/01/2028	20,000	21,126
Greenville County School District, 5.00%, 12/01/2027	15,000	15,698
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054 (a)	650,000	705,332
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2031	750,000	837,171
5.00%, 04/01/2034	30,000	33,989
South Carolina Public Service Authority, 5.00%, 12/01/2028	750,000	800,644
South Carolina Transportation Infrastructure Bank, 4.00%, 10/01/2033	40,000	42,310
		2,456,270

South Dakota - 0.4%
South Dakota Health & Educational Facilities Authority, 5.00%, 07/01/2031	750,000	828,493

Tennessee - 0.8%
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2031	75,000	82,249
5.00%, 07/01/2033	150,000	167,868
5.00%, 07/01/2034	20,000	22,136
Knox County Health Educational & Housing Facility Board, 3.95%, 12/01/2027 (a)	20,000	19,950
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2028	25,000	26,206
5.00%, 07/01/2033	365,000	410,833
5.00%, 10/01/2034	85,000	99,798
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	95,000	99,489
5.00%, 07/01/2029	25,000	26,455
5.00%, 07/01/2032	90,000	94,954
3.00%, 01/01/2034	40,000	39,375
3.00%, 01/01/2035	65,000	63,572
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	36,960
State of Tennessee
5.00%, 05/01/2028	70,000	73,991
5.00%, 05/01/2029	90,000	97,290
5.00%, 05/01/2030	20,000	22,097
5.00%, 05/01/2032	20,000	22,925
Tennessee Energy Acquisition Corp., 5.00%, 05/01/2052 (a)	180,000	193,634
		1,599,782

Texas - 9.1%
Board of Regents of the University of Texas System
5.00%, 08/15/2026	10,000	10,146
5.00%, 08/15/2027	75,000	77,781
5.00%, 08/15/2028	1,065,000	1,133,510
5.00%, 08/15/2030	25,000	27,702
5.00%, 08/15/2033	20,000	23,201
Central Texas Turnpike System
5.00%, 08/15/2033	1,020,000	1,166,354
5.00%, 08/15/2034	20,000	22,982
City of Austin TX, 5.00%, 09/01/2033	130,000	149,999
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	37,318
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	160,000	163,186
5.00%, 11/15/2029	40,000	43,465
City of Dallas TX
5.00%, 02/15/2026	45,000	45,107
5.00%, 02/15/2028	35,000	36,731
5.00%, 02/15/2032	10,000	11,297
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	25,317
City of Houston TX, 5.00%, 03/01/2028	15,000	15,403
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	285,000	300,343
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	15,000	15,304
5.00%, 11/15/2027	20,000	20,881
0.00%, 12/01/2028 (c)	35,000	31,972
5.75%, 12/01/2032	215,000	257,426
5.00%, 11/15/2034	120,000	138,934
City of San Antonio TX, 5.00%, 08/01/2027	650,000	676,828
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	455,000	477,680
5.00%, 02/01/2029	30,000	30,370
3.00%, 02/01/2030	1,515,000	1,514,787
5.00%, 02/01/2030	10,000	10,959
5.00%, 02/01/2032	220,000	220,266
2.00%, 02/01/2049 (a)	20,000	19,430
3.65%, 02/01/2053 (a)	225,000	225,419
Clear Creek Independent School District, 5.00%, 02/15/2031	55,000	61,211
Clifton Higher Education Finance Corp., 5.00%, 02/15/2035	215,000	241,865
Comal Independent School District
5.00%, 02/15/2028	20,000	20,941
5.00%, 02/15/2034	70,000	80,830
Conroe Independent School District
5.00%, 02/15/2027	90,000	92,349
5.00%, 02/15/2029	50,000	53,623
County of Bexar TX, 5.00%, 06/15/2030	60,000	60,599
County of Harris TX
5.00%, 09/15/2026	35,000	35,575
5.00%, 10/01/2027	20,000	20,801
5.00%, 08/15/2030	415,000	420,289
5.00%, 09/15/2032	75,000	85,532
5.00%, 08/15/2033	20,000	20,225
County of Williamson TX, 5.00%, 02/15/2028	20,000	20,985
Cypress-Fairbanks Independent School District
5.00%, 02/15/2026	20,000	20,048
5.00%, 02/15/2027	85,000	87,270
5.00%, 02/15/2028	20,000	20,976
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	20,417
5.00%, 12/01/2027	110,000	114,809
5.00%, 12/01/2028	75,000	79,931
5.25%, 12/01/2030	30,000	33,560
Dallas College
5.00%, 02/15/2026	15,000	15,035
5.00%, 02/15/2030	35,000	38,197
5.00%, 02/15/2031	265,000	294,924
Dallas Fort Worth International Airport
5.00%, 11/01/2028	50,000	53,208
5.00%, 11/01/2031	130,000	146,404
4.00%, 11/01/2034	20,000	20,665
Dallas Independent School District
5.00%, 02/15/2027	90,000	92,468
5.00%, 02/15/2028	20,000	21,011
3.00%, 02/15/2035	445,000	434,693
Denton Independent School District, 5.00%, 08/15/2032	25,000	28,513
Fort Bend Independent School District, 0.72%, 08/01/2051 (a)	240,000	234,659
Garland Independent School District, 5.00%, 02/15/2034	110,000	125,067
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2029	30,000	31,716
5.00%, 07/01/2033	90,000	102,737
5.00%, 10/01/2051 (a)	55,000	60,791
Harris County Industrial Development Corp., 4.05%, 11/01/2050 (a)	25,000	25,809
Harris County-Houston Sports Authority, 5.00%, 11/15/2027	1,000,000	1,041,988
Hurst-Euless-Bedford Independent School District, 5.00%, 08/15/2033	20,000	23,021
Irving Independent School District, 5.00%, 02/15/2033	20,000	22,641
Katy Independent School District, 5.00%, 02/15/2029	20,000	21,411
Leander Independent School District, 5.00%, 02/15/2028	50,000	52,319
Lewisville Independent School District
5.00%, 08/15/2028	20,000	21,318
5.00%, 08/15/2032	40,000	45,700
Lower Colorado River Authority
5.00%, 05/15/2027	70,000	72,141
5.00%, 05/15/2028	210,000	221,350
5.00%, 05/15/2029	225,000	241,810
5.00%, 05/15/2030	10,000	10,952
5.00%, 05/15/2031	1,000,000	1,111,873
5.00%, 05/15/2034	55,000	63,145
Matagorda County Navigation District No 1
2.60%, 11/01/2029	450,000	433,503
4.40%, 05/01/2030	95,000	98,722
Midland Independent School District
5.00%, 02/15/2027	25,000	25,683
5.00%, 02/15/2028	20,000	20,976
5.00%, 02/15/2030	50,000	54,567
5.00%, 02/15/2033	20,000	22,910
North East Independent School District, 3.75%, 08/01/2049 (a)	20,000	20,186
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	21,246
North Texas Tollway Authority
0.00%, 01/01/2032 (c)	20,000	16,506
5.00%, 01/01/2033	85,000	86,801
0.00%, 01/01/2034 (c)	20,000	15,293
Northside Independent School District, 2.00%, 06/01/2052 (a)	30,000	29,378
Northwest Independent School District, 5.00%, 02/15/2042	50,000	50,115
Permanent University Fund - Texas A&M University System, 5.00%, 07/01/2033	25,000	28,869
Permanent University Fund - University of Texas System
5.00%, 07/01/2033	25,000	28,962
5.00%, 07/01/2034	15,000	16,964
Pflugerville Independent School District, 5.00%, 02/15/2033	40,000	45,047
Plano Independent School District
5.00%, 02/15/2027	55,000	56,435
5.00%, 02/15/2030	110,000	120,002
Round Rock Independent School District, 4.00%, 08/01/2032	80,000	83,191
San Antonio Water System
5.00%, 05/15/2027	55,000	56,802
5.00%, 05/15/2035	25,000	29,108
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2032	365,000	403,248
5.00%, 07/01/2053 (a)	490,000	543,471
Tarrant Regional Water District Water Supply System Revenue, 5.00%, 03/01/2030	115,000	125,763
Texas A&M University
5.00%, 05/15/2027	70,000	72,294
5.00%, 05/15/2028	20,000	20,623
5.00%, 05/15/2032	535,000	610,691
5.00%, 05/15/2034	45,000	52,468
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 12/31/2032	20,000	21,346
Texas State University System, 5.00%, 03/15/2029	80,000	82,163
Texas Tech University System, 5.00%, 02/15/2033	20,000	22,826
Texas Transportation Commission
5.00%, 04/01/2026	20,000	20,113
5.00%, 04/01/2031	20,000	22,392
Texas Water Development Board
5.00%, 08/01/2026	30,000	30,403
5.00%, 10/15/2026	25,000	25,459
5.00%, 08/01/2027	10,000	10,373
5.00%, 08/01/2028	40,000	42,501
5.00%, 08/01/2029	125,000	135,450
5.00%, 10/15/2030	55,000	61,079
5.00%, 10/15/2031	40,000	45,154
4.00%, 10/15/2032	95,000	96,226
5.00%, 10/15/2032	10,000	11,450
3.00%, 10/15/2033	295,000	294,406
4.00%, 10/15/2033	65,000	65,711
3.00%, 10/15/2034	115,000	114,352
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	65,864
5.00%, 08/01/2029	325,000	351,459
3.00%, 08/01/2031	90,000	90,632
3.00%, 08/01/2032	80,000	80,298
University of North Texas System, 5.00%, 04/15/2033	85,000	97,248
		18,174,229

Utah - 1.1%
County of Utah UT, 5.00%, 05/15/2060 (a)	135,000	136,589
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2033	1,000,000	1,141,291
Intermountain Power Agency
5.00%, 07/01/2026	320,000	323,340
5.00%, 07/01/2027	35,000	36,144
5.00%, 07/01/2031	320,000	356,133
Nebo School District
5.00%, 07/01/2026	50,000	50,577
5.00%, 07/01/2027	15,000	15,535
5.00%, 07/01/2028	50,000	52,975
State of Utah, 5.00%, 07/01/2027	25,000	25,904
University of Utah
5.00%, 08/01/2027	20,000	20,747
5.00%, 08/01/2029	20,000	21,643
5.00%, 08/01/2030	40,000	44,175
		2,225,053

Virginia - 1.1%
County of Fairfax VA
5.00%, 10/01/2026	100,000	101,810
5.00%, 10/01/2028	25,000	26,663
5.00%, 10/01/2032	20,000	22,842
Fairfax County Industrial Development Authority
5.00%, 05/15/2031	35,000	35,260
5.00%, 05/15/2032	70,000	79,083
Virginia College Building Authority
5.00%, 02/01/2026	20,000	20,030
5.00%, 02/01/2027	160,000	164,160
5.00%, 02/01/2028	15,000	15,738
4.00%, 02/01/2029	315,000	318,706
5.00%, 02/01/2031	90,000	92,234
3.00%, 02/01/2032	225,000	223,507
3.00%, 02/01/2035	450,000	440,950
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	15,255
5.00%, 05/15/2027	125,000	129,187
5.00%, 05/15/2029	285,000	307,760
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	110,716
5.00%, 08/01/2031	35,000	39,491
5.00%, 08/01/2033	20,000	22,396
Virginia Public School Authority, 5.00%, 04/15/2027	55,000	56,728
		2,222,516

Washington - 4.6%
Benton County School District No 400 Richland, 5.00%, 12/01/2027	25,000	26,098
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2030	245,000	273,655
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	171,430
County of King WA, 5.00%, 07/01/2033	30,000	34,777
County of King WA Sewer Revenue
4.00%, 07/01/2030	310,000	311,185
5.00%, 01/01/2032	35,000	39,747
4.00%, 07/01/2032	20,000	20,068
Energy Northwest
5.00%, 07/01/2026	20,000	20,238
5.00%, 07/01/2027	50,000	51,831
5.00%, 07/01/2028	70,000	74,183
5.00%, 07/01/2030	540,000	571,660
5.00%, 07/01/2030	95,000	105,126
5.00%, 07/01/2031	90,000	95,179
5.00%, 07/01/2031	35,000	39,434
5.00%, 07/01/2032	20,000	21,129
5.00%, 07/01/2033	65,000	75,350
Franklin County School District No 1 Pasco, 4.00%, 12/01/2027	20,000	20,492
Grant County Public Utility District No 2 Electric Revenue, 4.00%, 01/01/2026	1,560,000	1,561,678
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	54,925
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	36,331
3.00%, 12/01/2030	30,000	29,969
5.00%, 12/01/2032	90,000	93,684
King County School District No 414 Lake Washington, 5.00%, 12/01/2028	20,000	21,393
Port of Seattle WA, 5.00%, 03/01/2034	30,000	34,874
Seattle Housing Authority, 1.00%, 06/01/2026	225,000	221,274
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,830,000	1,887,773
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	22,300
5.00%, 12/01/2031	20,000	22,684
5.00%, 12/01/2033	55,000	63,841
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	181,177
State of Washington
5.00%, 02/01/2026	20,000	20,032
5.00%, 02/01/2027	90,000	92,382
5.00%, 06/01/2027	25,000	25,869
5.00%, 08/01/2027	45,000	46,748
5.00%, 02/01/2028	25,000	26,257
5.00%, 07/01/2028	20,000	21,205
5.00%, 08/01/2028	350,000	371,788
5.00%, 02/01/2029	105,000	112,781
5.00%, 06/01/2029	60,000	64,917
5.00%, 07/01/2029	220,000	219,865
5.00%, 08/01/2029	105,000	114,009
5.00%, 02/01/2030	160,000	175,470
4.00%, 07/01/2030	85,000	90,217
5.00%, 08/01/2030	70,000	77,599
5.00%, 02/01/2031	185,000	207,179
5.00%, 08/01/2031	370,000	402,509
5.00%, 08/01/2033	70,000	81,065
5.00%, 08/01/2034	30,000	35,083
5.00%, 02/01/2035	85,000	93,944
University of Washington, 5.00%, 04/01/2033	20,000	23,030
Washington Health Care Facilities Authority
4.00%, 10/01/2034	520,000	520,075
5.00%, 01/01/2047	120,000	122,463
5.00%, 08/01/2049 (a)	120,000	120,072
		9,248,044

West Virginia - 0.3%
West Virginia Economic Development Authority, 3.38%, 03/01/2040 (a)	545,000	550,932

Wisconsin - 1.0%
State of Wisconsin
5.00%, 11/01/2026	220,000	224,400
5.00%, 05/01/2027	25,000	25,806
5.00%, 05/01/2028	275,000	290,545
5.00%, 05/01/2029	95,000	100,907
5.00%, 05/01/2030	385,000	425,023
5.00%, 11/01/2030	185,000	191,042
5.00%, 05/01/2031	165,000	185,892
5.00%, 05/01/2032	125,000	143,204
5.00%, 05/01/2033	80,000	92,908
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2033	55,000	63,722
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000	33,211
5.00%, 07/01/2031	50,000	56,418
5.00%, 07/01/2032	25,000	28,662
5.00%, 07/01/2033	115,000	133,568
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (a)	25,000	24,944
		2,020,252
TOTAL MUNICIPAL BONDS (Cost $184,288,649)		186,145,144

EXCHANGE TRADED FUNDS - 4.4%	Shares	Value
iShares National Muni Bond ETF (e)	82,905	8,906,484
TOTAL EXCHANGE TRADED FUNDS (Cost $8,643,933)		8,906,484

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (f)	8,641,715	8,641,715
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,641,715)		8,641,715

MONEY MARKET FUNDS - 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (f)	3,435,947	3,435,947
TOTAL MONEY MARKET FUNDS (Cost $3,435,947)		3,435,947

TOTAL INVESTMENTS - 103.9% (Cost $205,010,244)		207,129,290
Liabilities in Excess of Other Assets - (3.9)%		(7,849,965)
TOTAL NET ASSETS - 100.0%		$199,279,325

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2025.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2025, the total value of securities subject to the AMT was $56,803 or 0.0% of net assets.
(e)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $8,459,038.
(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

ActivePassive Intermediate Municipal Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$186,145,144	$–	$186,145,144
Exchange Traded Funds	8,906,484	–	–	8,906,484
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,641,715
Money Market Funds	3,435,947	–	–	3,435,947
Total Investments	$12,342,431	$186,145,144	$–	$207,129,290

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,641,715 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.